LEASES - Right of Use Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LEASES
Right of use assets	$ 1,398	$ 9,107
Lease liabilities, current	$ 868	$ 1,061
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued And Other Liabilities, Current	Accrued And Other Liabilities, Current
Lease liabilities, non-current	$ 476	$ 1,105
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total lease liabilities	$ 1,344	$ 2,166